Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of repurchase agreements

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate

	(Dollars in Thousands)
December 31, 2021 term:
Overnight agreements	$500,495	$492,026	$428,235	0.16%
1 to 29 days	—	—	—	—
30 to 90 days	—	—	—	—
Over 90 days	11,452	11,229	11,437	0.48
Total	$511,947	$503,255	$439,672	0.17%
December 31, 2020 term:
Overnight agreements	$506,020	$507,164	$416,757	0.13%
1 to 29 days	—	—	—	—
30 to 90 days	—	—	—	—
Over 90 days	11,684	11,641	11,391	0.43
Total	$517,704	$518,805	$428,148	0.14%